thomaspeeney@paulhastings.com

(212) 318-6063

December 2, 2011	77843.00003

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brookfield Investment Funds (the “Trust”)
File Nos.: 333-174323 and 811-22558

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), transmitted herewith for filing is an interactive data file in the manner provided by Rule 405 of Regulation S-T and pursuant to General Instruction C.3.(g) of Form N-1A, containing the risk/return summary information provided in the definitive form of each Prospectus for the Trust filed on November 16, 2011 pursuant to Rule 497(c) under the Securities Act.

If you should have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Very truly yours,

/s/ Thomas D. Peeney

Thomas D. Peeney
for PAUL HASTINGS LLP

TDP